Global X FTSE Norway 30 ETF (Prospectus Summary)
GLOBAL X FUNDS
Global X FTSE Norway 30 ETF
Global X FTSE Colombia 20 ETF

Supplement Dated May 15, 2014 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) for the Global X FTSE Norway 30 ETF and
Global X FTSE Colombia 20 ETF, each dated March 1, 2014.

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Statutory Prospectus and SAI for the Global X FTSE Norway 30 ETF and Global X FTSE Colombia 20 ETF.

Global X FTSE Norway 30 ETF (Prospectus Summary) | Global X Norway 30 ETF Series
The following changes will take effect for the Global X FTSE Norway 30 ETF on or around July 15, 2014.

	Current	New
ETF Name	Global X FTSE Norway 30 ETF	Global X MSCI Norway ETF
Index	FTSE Norway 30 Index	MSCI Norway IMI 25/50 Index
Index Components	30	50
Weighting Methodology	Modified free float market-capitalization	Float adjusted market-capitalization

Global X MSCI Norway ETF
Global X FTSE Colombia 20 ETF (Prospectus Summary)
GLOBAL X FUNDS
Global X FTSE Norway 30 ETF
Global X FTSE Colombia 20 ETF

Supplement Dated May 15, 2014 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) for the Global X FTSE Norway 30 ETF and
Global X FTSE Colombia 20 ETF, each dated March 1, 2014.

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Statutory Prospectus and SAI for the Global X FTSE Norway 30 ETF and Global X FTSE Colombia 20 ETF.

Global X FTSE Colombia 20 ETF (Prospectus Summary) | Global X FTSE Colombia 20 ETF Series
The following changes will take effect for the Global X FTSE Colombia 20 ETF on or around July 15, 2014.

	Current	New
ETF Name	Global X FTSE Colombia 20 ETF	Global X MSCI Colombia ETF
Index	FTSE Colombia 20 Index	MSCI All Colombia Capped Index
Index Components	23	24
Weighting Methodology	Modified free float market-capitalization	Modified free float market-capitalization

Global X MSCI Colombia ETF